27. SHAREHOLDERS' EQUITY (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ShareholdersEquityLineItems [Line Items]
Capital reserve	R$ 115.3	R$ 115.1
Capital Reserve [Member]
ShareholdersEquityLineItems [Line Items]
Result on disposal of shares	(40.7)	(40.7)	R$ (40.7)
Granted shares canceled	(32.4)	(32.4)	(32.4)
Valuation of stock exchange	166.2	166.2	166.2
Shares based payment	262.3	261.8	236.2
Goodwill on acquisition of non-controlling interest	(40.5)	(40.5)	(47.4)
Acquisition of non-controlling entities	(199.3)	(199.3)	(240.9)
Loss on the change in equity interest - Subsidiaries	(0.2)	0.0	0.0
Capital reserve	R$ 115.4	R$ 115.1	R$ 41.0